Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 2.6	$ 3.4	$ 3.9